Capital Stock and Changes in Capital Accounts (Tables)	12 Months Ended
Dec. 31, 2014
Capital Stock and Changes in Capital Accounts [Abstract]
Schedule of Share-based Compensation, Restricted Stock and Restricted Stock Units Activity [Table Text Block]
	Number of Shares	Weighted Average Grant Date Price
Outstanding at December 31, 2011	1,384,062	$14.07
Granted	667,614	9.13
Vested	(600,051)	13.83
Outstanding at December 31, 2012	1,451,625	$11.90
Granted	607,946	9.06
Vested	(701,198)	12.64
Outstanding at December 31, 2013	1,358,373	10.25
Granted	1,864,000	9.38
Vested	(730,539)	11.25
Outstanding at December 31, 2014	2,491,834	$9.30